Lease liabilities (non-current and current) - Summary of Changes in Carrying Amount of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Balance at beginning of year	€ 62,327	€ 51,849
Additions for new leases	5,215	9,773
Interest expenses	3,809	3,090	€ 2,877
Lease payments	(14,097)	(14,147)	(12,926)
Disposal of leases	(1,911)	(172)
Adjustments due to remeasurements	43	584
Adjustments due to modifications	9	11,867
Effect of translation adjustments	2,356	(517)
Balance at end of year	€ 57,750	€ 62,327	€ 51,849